Advance (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advance
Advance from third party	$ 15,871	$ 0	$ 0
Advance	$ 15,871	$ 0